Restatement of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement of Consolidated Financial Statements
3. Restatement of Consolidated Financial Statements
On April 12, 2021, the Staff of the SEC issued the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “Staff Statement”). The Staff Statement clarified guidance for all SPAC-related companies regarding the accounting and reporting for their warrants that could result in the warrants issued by SPACs being classified as a liability measured at fair value, with non-cash fair
value adjustments recorded in the statement of operations for each reporting period.
The Company previously classified its warrants as equity, consistent with market practice among SPACs, including LSAC, the Company’s predecessor prior to the Business Combination. The Company reviewed the accounting treatment of its warrants under ASC
815-40,
 Derivatives and Hedging—Contracts in Entity’s Own Equity
, and evaluated the applicability and potential impact of the Staff Statement on the Company’s consolidated financial statements.
Following this review and evaluation, the Company concluded that, in light of the Staff Statement, (i) certain of the private warrants meet the definition of a derivative under ASC 815 and therefore should be accounted for as liabilities measured at fair value, with non-cash fair
value adjustments recorded in the operating statement for each reporting period, (ii) warrant offering costs should be expensed and (iii) the Company’s audited consolidated financial statements for the year ended December 31, 2020 should no longer be relied upon and should be restated due to the reclassification of these private warrants and related warrant offering costs.
Impact of the Restatement
The impact of the restatement on the Consolidated Balance Sheet, Consolidated Statement of Operations and Consolidated Statement of Cash Flows for the year ended December 31, 2020 is presented below.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In thousands, except per share amounts)
Balance Sheet
Total assets	$63,192	$—	$63,192

Liabilities and stockholders’ equity
Total current liabilities	$5,505	$—	$5,505
Common stock warrant liabilities	—	32,308	32,308

Total liabilities	5,505	32,308	37,813
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Common stock - $0.0001 par value	1	—	1
Additional paid-in-capital	68,453	(26,410)	42,043
Accumulated deficit	(10,767)	(5,898)	(16,665)

Total stockholders’ equity	57,687	(32,308)	25,379

Total liabilities and stockholders’ equity	$63,192	$—	$63,192

	Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In thousands, except per share amounts)
Statement of Operations and Comprehensive Loss
Loss from operations	$(10,714)	$—	$(10,714)
Other expense:
Change in fair value of warrant liabilities	—	(5,136)	(5,136)
Financing costs—derivative warrant liabilities		(762)	(762)
Interest expense	(8)	—	(8)

Total other expense	(8)	(5,898)	(5,906)

Net loss	$(10,722)	$(5,898)	$(16,620)

Net loss per common share, basic and diluted	$(2.04)	—	$(3.16)
Weighted average common shares outstanding, basic and diluted	5,252	—	5,252

	Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
	(In thousands)
Statement of Cash Flows
Net loss	$(10,722)	$(5,898)	$(16,620)
Adjustment to reconcile net loss to net cash used in operating activities	8,443	5,898	14,341
Net cash used in operating activities	(2,279)	—	(2,279)
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	64,071	—	64,071

Net change in cash	$61,792	$—	$61,792

The Business Combination is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, LSAC was treated as the “acquired” company and Vincerx Pharma is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Vincera Pharma issuing stock for the net assets of LSAC, accompanied by a recapitalization. The net assets of LSAC were stated at historical cost, with no goodwill or other intangible assets recorded. Additionally, the historical quarterly and annual LSAC financial statements were not restated to reflect this change in accounting described above, as we believe that information is no longer relevant to investors.